Property and Equipment Including Those Held Under Capital Leases (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Property USD ($)	Dec. 31, 2013 Property CNY	Dec. 31, 2012 Property CNY	Dec. 31, 2013 Leasehold improvements USD ($)	Dec. 31, 2013 Leasehold improvements CNY	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2013 Computer and Network Equipment USD ($)	Dec. 31, 2013 Computer and Network Equipment CNY	Dec. 31, 2012 Computer and Network Equipment CNY	Dec. 31, 2013 Optical Fibers USD ($)	Dec. 31, 2013 Optical Fibers CNY	Dec. 31, 2012 Optical Fibers CNY	Dec. 31, 2013 Office equipment USD ($)	Dec. 31, 2013 Office equipment CNY	Dec. 31, 2012 Office equipment CNY	Dec. 31, 2013 Motor vehicles USD ($)	Dec. 31, 2013 Motor vehicles CNY	Dec. 31, 2012 Motor vehicles CNY
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	$ 273,995	1,658,687	940,892	$ 65,644	397,389	32,035	$ 37,680	228,101	170,519	$ 158,585	960,029	665,040	$ 10,688	64,700	64,700	$ 1,109	6,717	7,113	$ 289	1,751	1,485
Less: accumulated depreciation	(70,991)	(429,761)	(296,521)
Property Plant And Equipment Net Excluding Construction In Progress, Total	203,004	1,228,926	644,371
Construction-in-progress	28,619	173,251	178,336
Property and Equipment, net	$ 231,623	1,402,177	822,707